Statements of Operations (Parentheticals) - shares	9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 05, 2018	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	21,815,963	21,118,267		770,171